Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about provision for employee benefits [Abstract]
Disclosure of detailed information about provision for employee benefits [Text Block]
Classes of benefits and expenses by employee	12/31/2018	12/31/2017
	ThUS$	ThUS$
Current
Profit sharing and bonuses	20,085	22,421
Total	20,085	22,421

Non-current
Profit sharing and bonuses	8,831	6,487
Severance indemnity payments	28,233	27,445
Total	37,064	33,932

The other long-term benefits relate to staff severance indemnities and are recorded at their actuarial value, a nd an executive compensation plan (see Note 18.6).

Staff severance indemnities at actuarial value	12/31/2018	12/31/2017
	ThUS$	ThUS$
Staff severance indemnities, Chile	27,562	25,893
Executive severance plan	8,831	6,487
Severance for foreigners	671	1,552
Total other non-current liabilities	37,064	33,932

Disclosure of detailed information about post employment benefit obligations [Text Block]
Reconciliation	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
Changes in the benefit obligation
Benefit obligation at the beginning of the year	8,755	8,185	7,949
Service cost	-	2	2
Interest cost	319	359	387
Actuarial loss	63	556	200
Benefits paid	(480)	(347)	(353)
Benefit obligation at the end of the year	8,657	8,755	8,185

	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
Changes in the plan assets:
Fair value of plan assets at the beginning of the year	8,751	7,404	7,464
Actual return (loss) in plan assets	133	1,694	293
Benefits paid	(480)	(347)	(353)
Fair value of plan assets at the end of the year	8,404	8,751	7,404
Financing status	(253)	(4)	(781)
Items not yet recognized as net periodic pension cost components:
Net actuarial loss at the beginning of the year	(2,614)	(3,432)	(3,165)
Amortization during the year	160	219	184
Net estimated gain or loss occurred during the year	(568)	599	(451)
Adjustment to recognize the minimum pension obligation	(3,022)	(2,614)	(3,432)

The net periodic pension expense was composed of the following components for the years ended December 31, 2018, 2017 and 2016:

Reconciliation	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
Service cost or benefits received during the year	-	2	2
Interest cost in benefit obligation	319	359	387
Actual return in plan assets	133	1,694	293
Amortization of prior year losses	160	219	184
Net gain during the year	(568)	599	610
Net periodic pension expense	(159)	41	29

Disclosure of net defined benefit liability (asset) [text block]
As of December 31, 2018 and 2017, severance indemnities calculated at the actuarial value are as follows:

	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2016 ThUS$
Opening balance	(27,445)	(22,532)	(21,995)
Current cost of service	(1,529)	(934)	(1,333)
Interest cost	(1,658)	(1,488)	(1,407)
Actuarial gain/loss	(1,617)	(1,144)	(2,253)
Exchange rate difference	2,710	(2,284)	(1,215)
Benefits paid during the year	1,306	937	5,671
Balance	(28,233)	(27,445)	(22,532)

Disclosure of detailed information about employee Actuarial assumption rate [Text Block]
The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:
	12/31/2018	12/31/2017	12/31/2016

Mortality rate	RV - 2014	RV - 2014	RV - 2009
Actual annual interest rate	4.642%	5.114%	4.522%
Voluntary retirement rate:
Men	6.49%	6.49%	7.16%	annual
Women	6.49%	6.49%	7.16%	annual
Salary increase	3.00%	3.00%	3.60%	annual
Retirement age:
Men	65	65	65	years
Women	60	60	60	years

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory [Text Block]
As of December 31, 2018 and December 31, 2017, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

Sensitivity analysis 12/31/2018	Effect + 100 basis points ThUS$	Effect - 100 basis points ThUS$
Discount rate	(1,807)	2,033
Employee turnover rate	(237)	265

Sensitivity analysis 12/31/2017	Effect + 100 basis points ThUS$	Effect - 100 basis points ThUS$
Discount rate	(1,991)	2,436
Employee turnover rate	(252)	281

Sensitivity relates to an increase/decrease of
100
basis points.